Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Gratuity and Pensions
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service cost	$ 28	$ 25	$ 23
Interest expense	(1)	(1)	(1)
Remeasurements - Actuarial losses / (gains)	2	(13)	4
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	2	1
Fair value of plan assets at the end	94
Funded status - Prepaid defined benefit plan asset / (Accrued defined benefit plan liability)	(2)	16
Accrued defined benefit plan liability	(17)
Gratuity and Pensions | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	185	195
Service cost	28	25
Interest expense	12	13
Remeasurements - Actuarial losses / (gains)	4	(11)
Benefits paid	(14)	(20)
Translation differences	7	(17)
Benefit obligations at the end	222	185	195
Gratuity and Pensions | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of plan assets at the beginning	201	197
Interest Income	13	14
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	2
Contributions	10	27
Benefits paid	(13)	(19)
Translation differences	7	(20)
Fair value of plan assets at the end	220	201	197
Provident Fund
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	(21)	35
Remeasurements – Returns on plan assets excluding amounts included in interest income	17	(5)
Accrued defined benefit plan liability	(20)	(33)
Provident Fund | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	973	866
Service cost	57	57
Employee contribution	110	121
Interest expense	82	79
Remeasurements - Actuarial losses / (gains)	(4)	30
Benefits paid	(121)	(94)
Translation differences	36	(86)
Benefit obligations at the end	1,133	973	866
Provident Fund | Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of plan assets at the beginning	940	866
Interest Income	80	79
Remeasurements – Returns on plan assets excluding amounts included in interest income	17	(5)
Contributions	162	178
Benefits paid	(121)	(94)
Translation differences	35	(84)
Fair value of plan assets at the end	$ 1,113	$ 940	$ 866